Statements of changes in equity - AUD ($) $ in Millions		Total equity attributable to owners of Westpac Banking Corporation Parent Entity		Total equity attributable to owners of Westpac Banking Corporation		Share capital Parent Entity	Share capital	Reserves Parent Entity	Reserves	Retained profits Parent Entity		Retained profits		Non-controlling interests	Parent Entity	Total
Balance at the beginning of period at Sep. 30, 2015				$ 53,098			$ 28,895		$ 1,031			$ 23,172		$ 817		$ 53,915
Net profit for the year				7,445								7,445		15		7,460
Net other comprehensive income for the year				(519)					(418)			(101)				(519)
Total comprehensive income for the year				6,926					(418)			7,344		15		6,941
Dividends on ordinary shares	[1]			(6,128)								(6,128)				(6,128)
Dividend reinvestment plan				726			726									726
Share entitlement offer				3,510			3,510									3,510
Share based payment arrangements				116					116							116
Exercise of employee share options and rights				2			2									2
Purchase of shares (net of issue costs)				(49)			(49)									(49)
Net (acquisition)/disposal of treasury shares				(70)			(70)									(70)
Other	[2]			(11)					(2)			(9)		(771)		(782)
Total contributions and distributions				(1,904)			4,119		114			(6,137)		(771)		(2,675)
Balance at the end of period at Sep. 30, 2016		$ 49,201		58,120		$ 33,100	33,014	$ 790	727	$ 15,311		24,379		61		58,181
Net profit for the year		7,843		7,990						7,843		7,990		7	$ 7,843	7,997
Net other comprehensive income for the year		(15)		(6)				(33)	(32)	18		26			(15)	(6)
Total comprehensive income for the year		7,828		7,984				(33)	(32)	7,861		8,016		7	7,828	7,991
Dividends on ordinary shares		(6,301)	[3]	(6,291)	[1]					(6,301)	[3]	(6,291)	[1]			(6,291)	[1]
Dividend reinvestment plan		1,452		1,452		1,452	1,452								1,452	1,452
Share based payment arrangements		101		98				101	98						101	98
Exercise of employee share options and rights		11		11		11	11									11
Purchase of shares (net of issue costs)		(43)		(43)		(43)	(43)									(43)
Net (acquisition)/disposal of treasury shares		(68)		(40)		(68)	(40)									(40)
Other				(3)					1			(4)		(14)		(17)
Total contributions and distributions		(4,848)		(4,816)		1,352	1,380	101	99	(6,301)		(6,295)		(14)		(4,830)
Balance at the end of period at Sep. 30, 2017		52,181		61,288		34,452	34,394	858	794	16,871		26,100		54	52,181	61,342
Net profit for the year		8,144		8,095						8,144		8,095		4	8,144	8,099
Net other comprehensive income for the year		243		268				153	180	90		88			243	268
Total comprehensive income for the year		8,387		8,363				153	180	8,234		8,183		4	8,387	8,367
Dividends on ordinary shares		(6,409)	[3]	(6,400)	[1]					(6,409)	[3]	(6,400)	[1]			(6,400)	[1]
Dividend reinvestment plan		631		631		631	631								631	631
Conversion of Convertible Preference Shares		566		566		566	566									566
Share based payment arrangements		103		103				103	103						103	103
Exercise of employee share options and rights		3		3		3	3									3
Purchase of shares (net of issue costs)		(35)		(35)		(35)	(35)									(35)
Net (acquisition)/disposal of treasury shares		(71)		2		(71)	2									2
Other														(6)		(6)
Total contributions and distributions		(5,212)		(5,130)		1,094	1,167	103	103	(6,409)		(6,400)		(6)		(5,136)
Balance at the end of period at Sep. 30, 2018		$ 55,356		$ 64,521		$ 35,546	$ 35,561	$ 1,114	$ 1,077	$ 18,696		$ 27,883		$ 52	$ 55,356	$ 64,573

[1]	2018 comprises 2018 interim dividend 94 cents per share ($3,213 million) and 2017 final dividend 94 cents per share ($3,187 million), (2017: 2017 interim dividend 94 cents per share ($3,150 million) and 2016 final dividend 94 cents per share ($3,141 million), 2016: 2016 interim dividend 94 cents ($3,130 million) and 2015 final dividend 94 cents per share ($2,998 million)), all fully franked at 30%.
[2]	On 30 June 2016 the 2006 TPS were redeemed in full.
[3]	2018 comprises 2018 interim dividend 94 cents per share ($3,218 million) and 2017 final dividend 94 cents per share ($3,191 million) (2017: 2017 interim dividend 94 cents per share ($3,156 million) and 2016 final dividend 94 cents per share ($3,145 million)), all fully franked at 30%.